EMPLOYEE BENEFIT PLANS (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of employee benefit plans [Abstract]
Defined benefit pension plan	$ 128,246	$ 131,589
Severance obligation	30,732	38,041
Retirement Pension Premium Plan and Senior Management Pension Plan Premium	120,966	119,526
Other long term benefits	439,321	408,245
Post-employment and long-term benefit plans	$ 719,265	$ 697,401